OTHER RECEIVABLES AND CURRENT ASSETS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLES AND CURRENT ASSETS

NOTE 5 – OTHER RECEIVABLES AND CURRENT ASSETS

Other receivables and current assets, net comprised of the following:

	September 30, 2025	March 31, 2025
Other receivables and prepayments	$155,612	$165,740
Security deposits	56,939	56,315
Less: Allowance for credit loss	-	-
Total, net	$212,551	$222,055

There was no allowance for credit loss expenses for the six months ended September 30, 2025 and 2024, respectively.

NOTE 5 – OTHER RECEIVABLES AND CURRENT ASSETS

Other receivables and current assets, net comprised of the following:

	March 31, 2025	March 31, 2024
Other receivables and prepayments	$165,740	$28,668
Security deposits	56,315	-
Less: Allowance for credit loss	-	-
Total, net	$222,055	$28,668

There was no allowance for credit loss expenses for the years ended March 31, 2025 and 2024, respectively.